Revenue - Revenue by Material (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue [abstract]
Gold revenue	$ 350,224	$ 467,355
Copper revenue	216,487	227,715
Molybdenum revenue	267,829	187,162
Other by-product revenue	15,654	17,909
Total revenue	$ 850,194	$ 900,141